Business Acquisitions - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 08, 2021 office
Disclosure of detailed information about business combination [line items]
Consideration	$ 776.3	$ 61.3
Acquisitions		31.4
Fair value of identifiable net assets acquired	243.5	29.9
Working capital		13.3
Intangible assets	205.7	12.7
Other net assets		3.9
Gross revenue if combination occurred at beginning of period	5,140.4
Profit (loss) of combined entity as if combination occurred at beginning of period	208.4
Cost
Disclosure of detailed information about business combination [line items]
Acquisitions	532.8	$ 31.4
Cardno and Other Acquisitions
Disclosure of detailed information about business combination [line items]
Provision for claims outstanding	9.2
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Consideration	117.7
Fair value of identifiable net assets acquired	42.4
Intangible assets	30.5
Goodwill and intangible assets expected to be deductible for tax purposes	27.4
Provision for claims outstanding	14.2
Gross revenue earned	52.3
Acquisition-related costs	0.5
Cardno acquisition
Disclosure of detailed information about business combination [line items]
Consideration	658.6
Fair value of identifiable net assets acquired	201.1
Intangible assets	175.2
Number of offices | office			85
Goodwill and intangible assets expected to be deductible for tax purposes	0.0
Gross revenue earned	36.9
Acquisition-related costs	$ 10.0